Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Moderately Aggressive Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 62.5%
Penn Series Flexibly Managed Fund*	197,363	$17,314,684
Penn Series Index 500 Fund*	1,045,331	39,931,662
Penn Series Large Cap Growth Fund*	55,273	1,899,163
Penn Series Large Cap Value Fund*	276,427	11,543,596
Penn Series Large Core Value Fund*	411,697	11,416,357
Penn Series Large Growth Stock Fund*	28,950	1,899,711
Penn Series Mid Cap Growth Fund*	115,261	3,839,337
Penn Series Mid Cap Value Fund*	73,692	1,922,632
Penn Series Mid Core Value Fund*	299,623	9,545,981
Penn Series Real Estate Securities Fund*	204,331	5,502,637
Penn Series Small Cap Growth Fund*	35,070	1,919,399
Penn Series Small Cap Index Fund*	275,128	7,629,294
Penn Series SMID Cap Growth Fund*	46,559	1,921,019
Penn Series SMID Cap Value Fund*	114,859	3,829,390
TOTAL AFFILIATED EQUITY FUNDS (Cost $97,473,116)		120,114,862

AFFILIATED FIXED INCOME FUNDS — 17.3%
Penn Series Limited Maturity Bond Fund*	894,057	11,846,256
Penn Series Quality Bond Fund*	1,436,208	21,428,213
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $34,059,972)		33,274,469

AFFILIATED INTERNATIONAL EQUITY FUNDS — 19.7%
Penn Series Developed International Index Fund*	842,515	13,320,167
Penn Series Emerging Markets Equity Fund*	927,019	9,539,029
Penn Series International Equity Fund*	415,618	15,028,725
TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $36,147,332)		37,887,921
TOTAL INVESTMENTS — 99.5% (Cost $167,680,420)		$191,277,252
Other Assets & Liabilities — 0.5%		887,212
TOTAL NET ASSETS — 100.0%		$192,164,464

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
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